CURRENT AND DEFERRED TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Tax rate		25.50%	24.00%	22.50%
Non-adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax rate	27.00%